J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated May 30, 2017 to the

Prospectus dated March 1, 2017, as supplemented

Effective immediately, the subsection “Temporary Additional Fee Waiver and/or Expense Reimbursement” in the section “More About the Funds” is hereby deleted in its entirety and replaced with the following:

TEMPORARY ADDITIONAL FEE WAIVER AND/OR EXPENSE REIMBURSEMENT

Global Unconstrained Equity Fund

In addition to the waivers described in the Annual Fund Operating Expenses table, the Fund’s adviser and/or its affiliates have agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Class I Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.75%, 1.25% and 0.40%, respectively, of the Fund’s average daily net assets. This waiver is voluntary and may be discontinued at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GUEACI-517

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated May 30, 2017 to the

Prospectus dated March 1, 2017, as supplemented

Effective immediately, the subsection “Temporary Additional Fee Waiver and/or Expense Reimbursement” in the section “More About the Funds” is hereby deleted in its entirety and replaced with the following:

TEMPORARY ADDITIONAL FEE WAIVER AND/OR EXPENSE REIMBURSEMENT

Global Unconstrained Equity Fund

In addition to the waivers described in the Annual Fund Operating Expenses table, the Fund’s adviser and/or its affiliates have agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.00%, 0.30% and 0.25% respectively, of the Fund’s average daily net assets. This waiver is voluntary and may be discontinued at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GUER2R5R6-517